RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details 1) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Dec. 01, 2019
Balance, beginning of year
Additions	144,702
Lease payments	(10,298)
Interest expense	771
Gross lease liability	135,175
Less: current portion	(61,703)
Balance, end of year	$ 73,472